Average Annual Total Returns - Invesco Pennsylvania Municipal Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years		Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 5Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes) 10Years	U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes) 1Year	U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes) 5Years	U.S. Consumer Price Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Sep. 18, 1989	0.73%	5.21%	5.74%	0.73%	5.21%	5.74%	1.73%	4.95%	5.57%	Aug. 29, 1995	3.54%	5.42%	5.58%	Nov. 29, 2010	5.44%	6.38%	6.40%	May 24, 2019	5.50%	6.21%	[1]	6.23%	[1]	5.21%	3.91%	4.63%	1.36%	1.95%	1.74%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.